Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information and non-cash activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Supplemental Cash Flow Information
Income Taxes Paid, Net	$ 4,116		$ 2,433		$ 3,763
Interest Paid	296,757		221,432		212,353
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Loans transferred to other real estate	47,965		82,035		117,334
Loans transferred to other property	43,645		27,407		28,614
Total loans transferred to foreclosed assets	91,610		109,442		145,948
Loans transfered to other assets	16,843		7,514		4,319
Financed sales of other real estate assets	16,779		11,237		15,452
Financed sales of other foreclosed assets	17,867		8,435		17,351
Total financed sales of other foreclosed and real estate assets	34,646		19,672		32,803
Transfers from loans held-in-portfolio to loans held-for-sale	0		2,472		7,249
Transfers from loans held-for-sale to loans held-in-portfolio	20,938		1,705		5,947
Loans securitized into investment securities	506,685	[1]	462,033	[1]	775,612
Trades receivables from brokers and counterparties	40,088		7,514		46,630
Trades payable to brokers and counterparties	64		2		102
Receivables from investment securities	70,000		70,000		0
Recognition of mortgage servicing rights on securitizations or asset transfers	10,223		7,661		10,884
Interest capitalized on loans subject to the temporary payment moratorium	481		46,944		0
Loans booked under the GNMA buy-back option	384,371		790,942		91,255
Gain from the FDIC termination agreement	$ 102,752	[2]	$ 0		$ 0

[1]	Includes loans securitized into trading securities and subsequently sold before year end.
[2]	Refer to Note 10 for additional information of the Termination Agreement with the FDIC.